Employee Compensation - Share-Based Compensation - Additional Information (Detail) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2022 CAD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2021 CAD ($)
Disclosure of Sharebased Payment [Line Items]
Number of stock options, Granted	0	0	1,028,255	984,943
Weighted average fair value of options granted	$ 14,170	$ 10,750	$ 14,170	$ 10,750